Finance expense	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Finance expense
22. Finance expense
Finance expense consists of the following:

	Year ended March 31,
	2023	2022	2021
Interest expense on lease liabilities	$13,307	$12,657	$13,689
Interest expense	5,512	513	678
Loss/(gain) on interest rate swaps	—	217	460

Total	$18,819	$13,387	$14,827